COMMITMENTS AND CONTINGENCIES - Asbestos-Related Liabilities (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 08, 2022	Nov. 18, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingency Accrual [Roll Forward]
Asbestos-related liability payments			$ (172)	$ (233)	$ (174)
Loss on asbestos liabilities divestiture			0	0	11
NARCO Buyout			0	0	(1,325)
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance receivables settlements and write-offs			0	(9)	(26)
Accrued liabilities			0	157
Asbestos-related liabilities			0	1,325
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, settlements			2	3	275
Total
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			1,482	1,644	2,616
Accrual for update to estimated liability			42	42	48
Change in estimated cost of future claims			15	20	423
Update of expected resolution values for pending claims			0	0	56
Asbestos-related liability payments			(161)	(224)	(174)
Loss on asbestos liabilities divestiture			148	0	0
Liability divestiture transaction			(1,526)	0	0
NARCO Buyout			0	0	(1,325)
Asbestos related liabilities, end of period			0	1,482	1,644	$ 2,616
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			190	211	265
Probable insurance recoveries related to estimated liability			0	3	11
Insurance receipts for asbestos-related liabilities			(17)	(24)	(39)
Insurance receivables settlements and write-offs			0	0	(26)
Liability divestiture transaction			(98)	0	0
Insurance recoveries, end of period			75	190	211	265
Other current assets			5	19
Other assets			70	171
Total insurance recoveries for asbestos-related liabilities			75	190	211	265
Accrued liabilities			0	157
Asbestos-related liabilities			0	1,325
Total asbestos-related liabilities			0	1,482	1,644	2,616
Bendix
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			1,482	1,644	1,291
Accrual for update to estimated liability			42	41	43
Change in estimated cost of future claims			15	20	423
Update of expected resolution values for pending claims			0	0	56
Asbestos-related liability payments			(161)	(223)	(169)
Loss on asbestos liabilities divestiture			148	0	0
Liability divestiture transaction			(1,526)	0	0
NARCO Buyout			0	0	0
Asbestos related liabilities, end of period			0	1,482	1,644	1,291
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			110	123	130
Probable insurance recoveries related to estimated liability			0	3	11
Insurance receipts for asbestos-related liabilities			(12)	(16)	(18)
Insurance receivables settlements and write-offs			0	0	0
Liability divestiture transaction			(98)	0	0
Insurance recoveries, end of period			0	110	123	130
Total insurance recoveries for asbestos-related liabilities			0	110	123	130
Total asbestos-related liabilities			0	1,482	1,644	1,291
Loss contingency accrual, period increase (decrease)					(522)
NARCO
Loss Contingency Accrual [Roll Forward]
Asbestos related liabilities, beginning of period			0	0	1,325
Accrual for update to estimated liability			0	1	5
Change in estimated cost of future claims			0	0	0
Update of expected resolution values for pending claims			0	0	0
Asbestos-related liability payments			0	(1)	(5)
Loss on asbestos liabilities divestiture			0	0	0
Liability divestiture transaction			0	0	0
NARCO Buyout			0	0	(1,325)
Asbestos related liabilities, end of period			0	0	0	1,325
Asbestos Related Liabilities Insurance Recoveries [Roll Forward]
Insurance recoveries, beginning of period			80	88	135
Probable insurance recoveries related to estimated liability			0	0	0
Insurance receipts for asbestos-related liabilities			(5)	(8)	(21)
Insurance receivables settlements and write-offs			0	0	(26)
Liability divestiture transaction			0	0	0
Insurance recoveries, end of period			75	80	88	135
Total insurance recoveries for asbestos-related liabilities			75	80	88	135
Total asbestos-related liabilities			$ 0	$ 0	$ 0	1,325
NARCO buyout	$ 1,325	$ 1,325
Loss contingency, annual cap						$ 30
Loss contingency accrual, period increase (decrease)	688
Loss contingency, buyout agreement, proceeds from sale	$ 295